                         CENTENNIAL NEW YORK TAX EXEMPT TRUST
                         Supplement dated June 9, 2008 to the
                           Prospectus dated August 23, 2007

Effective June 11, 2008, the Prospectus is amended as follows:

1. The section  titled  "Portfolio  Manager."  on page 14 of the  Prospectus  is deleted in its entirety and replaced with the following:

Portfolio  Manager.  The  Trust's  portfolio  is managed by Carol E. Wolf who is
     primarily   responsible  for  the  day-to-day   management  of  the  Trust's
     investments.

     Ms. Wolf has been a portfolio manager of the Trust since June 2008. She has been a Vice  President  of the Manager  since August 2004 and a Senior Vice
     President of  OppenheimerFunds,  Inc. since  September 2000. Ms. Wolf is an officer  and  portfolio  manager of other funds for which the Manager or an affiliate serves as investment adviser.

     The Statement of Additional  Information  provides  additional  information about the portfolio manager's compensation,  other accounts she manages and her ownership of Trust shares.

June 9, 2008                                          PS0780.012

                         CENTENNIAL NEW YORK TAX EXEMPT TRUST
                         Supplement dated June 9, 2008 to the
               Statement of Additional Information dated August 23, 2007

Effective June 11, 2008,  the Statement of Additional  Information is amended as follows:

1.   The first sentence in the third  paragraph in the section titled  "Trustees and  Officers  of the  Trust." on page 35 is deleted  in its  entirety  and replaced with the following:

     Messrs. Murphy,  Petersen,  Szilagyi,  Vandehey,  Wixted and Zack, and Mss.
     Bloomberg,  Ives and Wolf,  who are  officers  of the Trust,  hold the same offices with one or more of the other Board II Funds.

2.   The first paragraph on page 39 is deleted in its entirety and replaced with the following:

     The address of the officers in the chart below is as follows:  for Mr. Zack and Ms.  Bloomberg,  Two World Financial  Center,  225 Liberty Street,  New
     York, New York 10281-1008,  for Messrs.  Petersen,  Szilagyi,  Vandehey and
     Wixted  and  Mss.  Ives  and  Wolf,  6803 S.  Tucson  Way,  Centennial,  CO
     80112-3924.  Each  officer  serves  for an annual  term or until his or her resignation, retirement, death or removal.

3.   The biography of Cameron T. Ullyatt on Page 40 is deleted and the biography of Carol E. Wolf is added:

       -------------------------------------------------------------------------
       Carol E. Wolf,        Senior Vice President of OppenheimerFunds, Inc.
       Vice President and    (since June 2000) and HarborView Asset Management
       Portfolio Manager     Corporation (since June 2003); Vice President of the
       since 2008            Manager (since August 2004), an officer of 9
       Age: 56               portfolios in the OppenheimerFunds complex.
       -------------------------------------------------------------------------

4.   The  section  titled  "Portfolio  Manager"  on  page 44 is  deleted  in its entirety and is replaced with the following:

     Portfolio  Manager.  The  Trust's  portfolio  is  managed  by Carol E. Wolf
     (referred to as "Portfolio Manager").  She is the person who is responsible for the day-to-day management of the Trust's investments.

5.   The  first  paragraph  in the  section  titled  "Portfolio  Manager - Other
     Accounts  Managed"  on page 44 is deleted in its  entirety  and is replaced with the following:

     Other  Accounts  Managed.  In addition to managing  the Trust's  investment portfolio,  Ms. Wolf also manages  other  investment  portfolios  and other accounts on behalf of the Manager or its  affiliates.  The following  table provides information regarding the other portfolios and accounts managed by
     Ms. Wolf as of May 31, 2008.  No account has a  performance-based  advisory fee:

--------------------------------------------------------------------------
     Portfolio RegisteredTotal Other Total Other Total Assets in Assets in Other
     Registered Pooled Pooled Assets  InvestmentInvestment  InvestmentInvestment
     in Other Companies  Companies  Vehicles Vehicles  AccountsAccounts  Manager
     Managed     Managed(1)     Managed     Managed(1)     Managed    Managed(2)
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Carol       Wolf      6       $22,711       2      $89      None       None
     --------------------------------------------------------------------------
     1. In millions.
     2. Does not include  personal  accounts of  portfolio  managers and their families, which are subject to the Code of Ethics.

7.   The section titled "Portfolio Manager - Ownership of the Trust's Shares" on
     page 46 is deleted in its entirety and is replaced with the following:

     Ownership of the Trust's Shares.  As of June 11, 2008 the Portfolio Manager
     did not beneficially own any shares of the Trust.

      June 9, 2008                                                PX0180.007